Form N-1A Supplement	Jul. 06, 2026
Defiance 2X Daily Long Pure Drone and Aerial Automation ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus dated February 27, 2026,

and Prospectus dated January 26, 2026,

as previously supplemented

Effective immediately, all references to the name of the Index in the Summary Prospectus and Prospectus are hereby amended and restated to reflect the correct name of the Index, in accordance with the chart below. No changes have occurred in respect of the Index or its methodology.

Corrected Index Name
BITA US Drones and Aerial Automation Select Index

Please retain this Supplement for future reference.